The Company You Keep®	New York Life Insurance Company 44 South Broadway White Plains, NY 10601 Bus: (914) 846-3408 E-Mail: Richard_Bowman@newyorklife.com www.newyorklife.com Richard P. Bowman Associate General Counsel

VIA EDGAR

May 3, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation

Multi-Funded Annuity Separate Account – II

File Nos. 02-86084 and 811-03830

Commissioners:

On behalf of the above-captioned registrant (“Registrant”), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of the Prospectus and the Statement of Additional Information that the Registrant would have filed pursuant to Rule 497(c) would not have differed from that filed on April 10, 2018 as part of the Registrant’s most recent post-effective amendment to the registration statement, and (ii) the text of the most recent amendment to the registration statement was filed electronically on April 10, 2018.

If you have any questions regarding the foregoing, please contact the undersigned at (914) 846-3408.

Very truly yours,

/s/ Richard P. Bowman
Richard P. Bowman
Associate General Counsel